AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of October 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 95.3%
$350,000	AIMCO CLO Series 2017-AA, 5.293%, (3-Month USD Libor+105 basis points), 4/20/2034[1,2,3]	$336,142
248,784	AMMC CLO 18 Ltd. Series 2016-18A, 4.110%, (3-Month USD Libor+110 basis points), 5/26/2031[1,2,3]	241,481
350,000	AMMC CLO XI Ltd. Series 2012-11A, 5.425%, (3-Month USD Libor+101 basis points), 4/30/2031[1,2,3]	339,823
209,122	Atrium XII, Ltd. Series 12A, 5.155%, (3-Month USD Libor+83 basis points), 4/22/2027[1,2,3]	205,662
250,000	Bain Capital Credit CLO Series 2018-1A, 5.285%, (3-Month USD Libor+96 basis points), 4/23/2031[1,2,3]	244,216
300,000	Barings CLO Ltd. Series 2015-2A, 5.433%, (3-Month USD Libor+119 basis points), 10/20/2030[1,2,3]	294,350
250,000	Battalion CLO XX Ltd. Series 2021-20A, 5.259%, (3-Month USD Libor+118 basis points), 7/15/2034[1,2,3]	239,805
327,051	Burnham Park CLO Ltd. Series 2016-1A, 5.393%, (3-Month USD Libor+115 basis points), 10/20/2029[1,2,3]	321,352
375,000	Cedar Funding VII CLO Ltd. Series 2018-7A, 5.243%, (3-Month USD Libor+100 basis points), 1/20/2031[1,2,3]	366,843
	CIFC Funding Ltd.
290,000	Series 2021-4A, 5.129%, (3-Month USD Libor+105 basis points), 7/15/2033[1,2,3]	281,246
250,000	Series 2014-4RA, 5.249%, (3-Month USD Libor+117 basis points), 1/17/2035[1,2,3]	239,705
250,000	Elmwood CLO IV Ltd. Series 2020-1A, 5.319%, (3-Month USD Libor+124 basis points), 4/15/2033[1,2,3]	242,091
375,000	Generate CLO IV Ltd. Series 4A, 5.333%, (3-Month USD Libor+109 basis points), 4/20/2032[1,2,3]	365,630
	LCM XVIII LP
53,899	Series 19A, 5.319%, (3-Month USD Libor+124 basis points), 7/15/2027[1,2,3]	53,277
375,000	Series 18A, 5.263%, (3-Month USD Libor+102 basis points), 4/20/2031[1,2,3]	367,293
106,457	LCM XX LP Series 20A, 5.283%, (3-Month USD Libor+104 basis points), 10/20/2027[1,2,3]	105,504
375,000	Magnetite XII Ltd. Series 2015-12A, 5.179%, (3-Month USD Libor+110 basis points), 10/15/2031[1,2,3]	362,996

AXS First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Palmer Square CLO Ltd. Series 2014-1A, 5.209%, (3-Month USD Libor+113 basis points), 1/17/2031[1,2,3]	$245,679
250,000	Recette CLO Ltd. Series 2015-1A, 5.323%, (3-Month USD Libor+108 basis points), 4/20/2034[1,2,3]	238,050
300,000	Rockford Tower CLO Ltd. Series 2021-1A, 5.413%, (3-Month USD Libor+117 basis points), 7/20/2034[1,2,3]	287,922
350,000	Shackleton CLO Ltd. Series 2013-4RA, 4.941%, (3-Month USD Libor+100 basis points), 4/13/2031[1,2,3]	338,707
375,000	Symphony CLO XXII Ltd. Series 2020-22A, 5.484%, (3-Month USD Libor+129 basis points), 4/18/2033[1,2,3]	364,031
250,000	Thompson Park CLO Ltd. Series 2021-1A, 5.079%, (3-Month USD Libor+100 basis points), 4/15/2034[1,2,3]	240,543
250,000	TICP CLO IX Ltd. Series 2017-9A, 5.383%, (3-Month USD Libor+114 basis points), 1/20/2031[1,2,3]	244,573
375,000	Voya CLO Ltd. Series 2018-3A, 5.229%, (3-Month USD Libor+115 basis points), 10/15/2031[1,2,3]	366,285
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,098,757)	6,933,206
	U.S. TREASURY BILLS — 2.3%
166,000	United States Treasury Bill 2.197%, 11/1/2022[4]	166,000
	TOTAL U.S. TREASURY BILLS
	(Cost $166,000)	166,000
	TOTAL INVESTMENTS — 97.6%
	(Cost $7,264,757)	7,099,206
	Other Assets in Excess of Liabilities — 2.4%	175,839
	TOTAL NET ASSETS — 100.0%	$7,275,045

LP – Limited Partnership

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,933,206, which represents 95.3% of total net assets of the Fund.
[4]The rate shown is the effective yield at period end.